Related Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Management [Member]
Loans and Leases Receivable, Related Parties [Roll Forward]
Balance, Beginning of Period	$ 431,516	$ 32,961	$ 94,292
New Loans	0	417,590	674
Less Loan Payments	(32,714)	(19,035)	(62,005)
Balance, End of Period	398,802	431,516	$ 32,961
Related Party Deposit Liabilities	$ 18,100,000	$ 15,900,000
All Employees, Officers and Directors [Member]
Loans and Leases Receivable, Related Parties [Roll Forward]
Loans and Leases Receivable, Related Party, Aggregate as Percent of Equity	4.40%	4.50%
Director and Officer [Member]
Loans and Leases Receivable, Related Parties [Roll Forward]
Related Party Transaction, Expenses from Transactions with Related Party	$ 88,100